Distribution Date:	08/17/26	BANK 2022-BNK39
Determination Date:	08/11/26
Next Distribution Date:	09/17/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2022-BNK39

Table of Contents			Contacts

Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Banc of America Merrill Lynch Commercial Mortgage Inc.
Certificate Factor Detail	4		Director of CMBS Securitizations		leland.f.bunch@bofa.com and
					cmbsnotices@bofa.com
Certificate Interest Reconciliation Detail	5		One Bryant Park, NY1-100-11-07 | New York, NY 10036 | United States
Exchangeable Certificate Detail	6	Certificate Administrator	Computershare Trust Company, N.A.
Exchangeable Certificate Factor Detail	7		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
					trustadministrationgroup@computershare.com
Additional Information	8
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Bond / Collateral Reconciliation - Cash Flows	9	Master Servicer	Trimont LLC
Bond / Collateral Reconciliation - Balances	10		Attention: CMBS Servicing		commercial.servicing@trimont.com
Current Mortgage Loan and Property Stratification	11-15		One South, 101 South Tryon Street, Suite 1400 | Charlotte, NC 28280 | United States
Mortgage Loan Detail (Part 1)	16-18	NCB Master Servicer & NCB	National Cooperative Bank, N.A.
		Special Servicer
Mortgage Loan Detail (Part 2)	19-21
			Tom Klump	(703) 302-8080	tklump@ncb.coop
Principal Prepayment Detail	22		2011 Crystal Drive, Suite 800 | Arlington, VA 22202 | United States
Historical Detail	23	Special Servicer	LNR Partners, Inc.
Delinquency Loan Detail	24		Heather Bennett and Arne Shulkin		hbennett@starwood.com; ashulkin@lnrpartners.com;
Collateral Stratification and Historical Detail	25				lnr.cmbs.notices@lnrproperty.com
			2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Specially Serviced Loan Detail - Part 1	26
		Operating Advisor & Asset	Park Bridge Lender Services LLC
Specially Serviced Loan Detail - Part 2	27	Representations Reviewer
Modified Loan Detail	28		Surveillance Manager		cmbs.notices@parkbridgefinancial.com
			600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Historical Liquidated Loan Detail	29
		Trustee	Wilmington Trust, National Association
Historical Bond / Collateral Loss Reconciliation Detail	30
			Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Interest Shortfall Detail - Collateral Level	31		1100 North Market Street | Wilmington, DE 19890 | United States
Supplemental Notes	32

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 32

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	06539VAA6	1.744000%	12,669,000.00	1,477,703.95	285,332.02	2,147.60	0.00	0.00	287,479.62	1,192,371.93	30.30%	30.00%
A-2	06539VAB4	2.962000%	2,824,000.00	2,824,000.00	0.00	6,970.57	0.00	0.00	6,970.57	2,824,000.00	30.30%	30.00%
A-SB	06539VAC2	2.820000%	24,138,000.00	24,138,000.00	0.00	56,724.30	0.00	0.00	56,724.30	24,138,000.00	30.30%	30.00%
A-3	06539VAD0	2.675000%	200,638,000.00	200,638,000.00	0.00	447,255.54	0.00	0.00	447,255.54	200,638,000.00	30.30%	30.00%
A-4	06539VAJ7	2.928000%	558,347,000.00	558,347,000.00	0.00	1,362,366.68	0.00	0.00	1,362,366.68	558,347,000.00	30.30%	30.00%
A-S	06539VAR9	3.181000%	114,088,000.00	114,088,000.00	0.00	302,428.27	0.00	0.00	302,428.27	114,088,000.00	20.20%	20.00%
B	06539VAW8	3.345845%	45,635,000.00	45,635,000.00	0.00	127,239.69	0.00	0.00	127,239.69	45,635,000.00	16.16%	16.00%
C	06539VBB3	3.376845%	48,488,000.00	48,488,000.00	0.00	136,447.04	0.00	0.00	136,447.04	48,488,000.00	11.87%	11.75%
D	06539VBQ0	2.500000%	28,522,000.00	28,522,000.00	0.00	59,420.83	0.00	0.00	59,420.83	28,522,000.00	9.34%	9.25%
E	06539VBS6	2.500000%	25,670,000.00	25,670,000.00	0.00	53,479.17	0.00	0.00	53,479.17	25,670,000.00	7.07%	7.00%
F	06539VBU1	2.250000%	27,096,000.00	27,096,000.00	0.00	50,805.00	0.00	0.00	50,805.00	27,096,000.00	4.67%	4.63%
G	06539VBW7	2.250000%	11,409,000.00	11,409,000.00	0.00	21,391.88	0.00	0.00	21,391.88	11,409,000.00	3.66%	3.63%
H*	06539VBY3	2.250000%	41,356,941.00	41,356,941.00	0.00	77,498.06	0.00	0.00	77,498.06	41,356,941.00	0.00%	0.00%
V	06539VCA4	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	06539VCC0	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
RR Interest	06539VCE6	3.376845%	60,046,365.32	59,457,349.73	15,017.47	167,312.77	0.00	0.00	182,330.24	59,442,332.26	0.00%	0.00%
Regular SubTotal			1,200,927,306.32	1,189,146,994.68	300,349.49	2,871,487.40	0.00	0.00	3,171,836.89	1,188,846,645.19

X-A	06539VAP3	0.518721%	798,616,000.00	787,424,703.94	0.00	340,377.79	0.00	0.00	340,377.79	787,139,371.93
X-B	06539VAQ1	0.148746%	159,723,000.00	159,723,000.00	0.00	19,798.52	0.00	0.00	19,798.52	159,723,000.00
X-D	06539VBG2	0.876845%	54,192,000.00	54,192,000.00	0.00	39,598.31	0.00	0.00	39,598.31	54,192,000.00
X-F	06539VBJ6	1.126845%	27,096,000.00	27,096,000.00	0.00	25,444.15	0.00	0.00	25,444.15	27,096,000.00
X-G	06539VBL1	1.126845%	11,409,000.00	11,409,000.00	0.00	10,713.48	0.00	0.00	10,713.48	11,409,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 32

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-H	06539VBN7	1.126845%	41,356,941.00	41,356,941.00	0.00	38,835.71	0.00	0.00	38,835.71	41,356,941.00
Notional SubTotal			1,092,392,941.00	1,081,201,644.94	0.00	474,767.96	0.00	0.00	474,767.96	1,080,916,312.93

Deal Distribution Total					300,349.49	3,346,255.36	0.00	0.00	3,646,604.85

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 32

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	06539VAA6	116.63935196	22.52206330	0.16951614	0.00000000	0.00000000	0.00000000	0.00000000	22.69157945	94.11728866
A-2	06539VAB4	1,000.00000000	0.00000000	2.46833215	0.00000000	0.00000000	0.00000000	0.00000000	2.46833215	1,000.00000000
A-SB	06539VAC2	1,000.00000000	0.00000000	2.35000000	0.00000000	0.00000000	0.00000000	0.00000000	2.35000000	1,000.00000000
A-3	06539VAD0	1,000.00000000	0.00000000	2.22916666	0.00000000	0.00000000	0.00000000	0.00000000	2.22916666	1,000.00000000
A-4	06539VAJ7	1,000.00000000	0.00000000	2.44000000	0.00000000	0.00000000	0.00000000	0.00000000	2.44000000	1,000.00000000
A-S	06539VAR9	1,000.00000000	0.00000000	2.65083330	0.00000000	0.00000000	0.00000000	0.00000000	2.65083330	1,000.00000000
B	06539VAW8	1,000.00000000	0.00000000	2.78820401	0.00000000	0.00000000	0.00000000	0.00000000	2.78820401	1,000.00000000
C	06539VBB3	1,000.00000000	0.00000000	2.81403729	0.00000000	0.00000000	0.00000000	0.00000000	2.81403729	1,000.00000000
D	06539VBQ0	1,000.00000000	0.00000000	2.08333322	0.00000000	0.00000000	0.00000000	0.00000000	2.08333322	1,000.00000000
E	06539VBS6	1,000.00000000	0.00000000	2.08333346	0.00000000	0.00000000	0.00000000	0.00000000	2.08333346	1,000.00000000
F	06539VBU1	1,000.00000000	0.00000000	1.87500000	0.00000000	0.00000000	0.00000000	0.00000000	1.87500000	1,000.00000000
G	06539VBW7	1,000.00000000	0.00000000	1.87500044	0.00000000	0.00000000	0.00000000	0.00000000	1.87500044	1,000.00000000
H	06539VBY3	1,000.00000000	0.00000000	1.87388279	0.00111735	0.31474402	0.00000000	0.00000000	1.87388279	1,000.00000000
V	06539VCA4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	06539VCC0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
RR Interest	06539VCE6	990.19065372	0.25009790	2.78639297	0.00004047	0.01157855	0.00000000	0.00000000	3.03649087	989.94055582

Notional Certificates
X-A	06539VAP3	985.98663681	0.00000000	0.42620958	0.00000000	0.00000000	0.00000000	0.00000000	0.42620958	985.62935369
X-B	06539VAQ1	1,000.00000000	0.00000000	0.12395535	0.00000000	0.00000000	0.00000000	0.00000000	0.12395535	1,000.00000000
X-D	06539VBG2	1,000.00000000	0.00000000	0.73070398	0.00000000	0.00000000	0.00000000	0.00000000	0.73070398	1,000.00000000
X-F	06539VBJ6	1,000.00000000	0.00000000	0.93903713	0.00000000	0.00000000	0.00000000	0.00000000	0.93903713	1,000.00000000
X-G	06539VBL1	1,000.00000000	0.00000000	0.93903760	0.00000000	0.00000000	0.00000000	0.00000000	0.93903760	1,000.00000000
X-H	06539VBN7	1,000.00000000	0.00000000	0.93903729	0.00000000	0.00000000	0.00000000	0.00000000	0.93903729	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 32

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	07/01/26 - 07/30/26	30	0.00	2,147.60	0.00	2,147.60	0.00	0.00	0.00	2,147.60	0.00
A-2	07/01/26 - 07/30/26	30	0.00	6,970.57	0.00	6,970.57	0.00	0.00	0.00	6,970.57	0.00
A-SB	07/01/26 - 07/30/26	30	0.00	56,724.30	0.00	56,724.30	0.00	0.00	0.00	56,724.30	0.00
A-3	07/01/26 - 07/30/26	30	0.00	447,255.54	0.00	447,255.54	0.00	0.00	0.00	447,255.54	0.00
X-A	07/01/26 - 07/30/26	30	0.00	340,377.79	0.00	340,377.79	0.00	0.00	0.00	340,377.79	0.00
X-B	07/01/26 - 07/30/26	30	0.00	19,798.52	0.00	19,798.52	0.00	0.00	0.00	19,798.52	0.00
X-D	07/01/26 - 07/30/26	30	0.00	39,598.31	0.00	39,598.31	0.00	0.00	0.00	39,598.31	0.00
X-F	07/01/26 - 07/30/26	30	0.00	25,444.15	0.00	25,444.15	0.00	0.00	0.00	25,444.15	0.00
X-G	07/01/26 - 07/30/26	30	0.00	10,713.48	0.00	10,713.48	0.00	0.00	0.00	10,713.48	0.00
X-H	07/01/26 - 07/30/26	30	0.00	38,835.71	0.00	38,835.71	0.00	0.00	0.00	38,835.71	0.00
A-4	07/01/26 - 07/30/26	30	0.00	1,362,366.68	0.00	1,362,366.68	0.00	0.00	0.00	1,362,366.68	0.00
A-S	07/01/26 - 07/30/26	30	0.00	302,428.27	0.00	302,428.27	0.00	0.00	0.00	302,428.27	0.00
B	07/01/26 - 07/30/26	30	0.00	127,239.69	0.00	127,239.69	0.00	0.00	0.00	127,239.69	0.00
C	07/01/26 - 07/30/26	30	0.00	136,447.04	0.00	136,447.04	0.00	0.00	0.00	136,447.04	0.00
D	07/01/26 - 07/30/26	30	0.00	59,420.83	0.00	59,420.83	0.00	0.00	0.00	59,420.83	0.00
E	07/01/26 - 07/30/26	30	0.00	53,479.17	0.00	53,479.17	0.00	0.00	0.00	53,479.17	0.00
F	07/01/26 - 07/30/26	30	0.00	50,805.00	0.00	50,805.00	0.00	0.00	0.00	50,805.00	0.00
G	07/01/26 - 07/30/26	30	0.00	21,391.88	0.00	21,391.88	0.00	0.00	0.00	21,391.88	0.00
H	07/01/26 - 07/30/26	30	12,946.37	77,544.26	0.00	77,544.26	46.21	0.00	0.00	77,498.06	13,016.85
RR Interest	07/01/26 - 07/30/26	30	690.87	167,315.20	0.00	167,315.20	2.43	0.00	0.00	167,312.77	695.25
Totals			13,637.24	3,346,303.99	0.00	3,346,303.99	48.64	0.00	0.00	3,346,255.36	13,712.10

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 32

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Exchangeable Certificate Details
A-3 (EC)	06539VAD0	2.675000%	200,638,000.00	200,638,000.00	0.00	447,255.54	0.00	0.00	447,255.54	200,638,000.00
A-3-1	06539VAE8	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3-2	06539VAF5	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3-X1	06539VAG3	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3-X2	06539VAH1	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4 (EC)	06539VAJ7	2.928000%	558,347,000.00	558,347,000.00	0.00	1,362,366.68	0.00	0.00	1,362,366.68	558,347,000.00
A-4-1	06539VAK4	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4-2	06539VAL2	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4-X1	06539VAM0	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4-X2	06539VAN8	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S (EC)	06539VAR9	3.181000%	114,088,000.00	114,088,000.00	0.00	302,428.27	0.00	0.00	302,428.27	114,088,000.00
A-S-1	06539VAS7	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-2	06539VAT5	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-X1	06539VAU2	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-X2	06539VAV0	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (EC)	06539VAW8	3.345845%	45,635,000.00	45,635,000.00	0.00	127,239.69	0.00	0.00	127,239.69	45,635,000.00
B-1	06539VAX6	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-2	06539VAY4	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-X1	06539VAZ1	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-X2	06539VBA5	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (EC)	06539VBB3	3.376845%	48,488,000.00	48,488,000.00	0.00	136,447.04	0.00	0.00	136,447.04	48,488,000.00
C-1	06539VBC1	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-2	06539VBD9	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-X1	06539VBE7	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-X2	06539VBF4	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			967,196,000.00	967,196,000.00	0.00	2,375,737.22	0.00	0.00	2,375,737.22	967,196,000.00

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 32

			Exchangeable Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-3-1	06539VAE8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3-2	06539VAF5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4-1	06539VAK4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4-2	06539VAL2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-1	06539VAS7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-2	06539VAT5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-1	06539VAX6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-2	06539VAY4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-1	06539VBC1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-2	06539VBD9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
A-3-X1	06539VAG3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3-X2	06539VAH1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4-X1	06539VAM0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4-X2	06539VAN8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-X1	06539VAU2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-X2	06539VAV0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-X1	06539VAZ1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-X2	06539VBA5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-X1	06539VBE7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-X2	06539VBF4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 7 of 32

	Additional Information
Total Available Distribution Amount (1)	3,646,604.85
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 8 of 32

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,368,272.58	Master Servicing Fee	13,479.74
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	6,273.76
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	511.99
ARD Interest	0.00	Operating Advisor Fee	1,198.07
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	215.04
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,368,272.58	Total Fees	21,968.60

Principal		Expenses/Reimbursements
Scheduled Principal	300,349.49	Reimbursement for Interest on Advances	48.64
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	300,349.49	Total Expenses/Reimbursements	48.64

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,346,255.36
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	300,349.49
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,646,604.85
Total Funds Collected	3,668,622.07	Total Funds Distributed	3,668,622.09

© 2021 Computershare. All rights reserved. Confidential.			Page 9 of 32

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	1,189,146,994.70	1,189,146,994.70	Beginning Certificate Balance	1,189,146,994.68
(-) Scheduled Principal Collections	300,349.49	300,349.49	(-) Principal Distributions	300,349.49
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	1,188,846,645.21	1,188,846,645.21	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	1,189,146,994.70	1,189,146,994.70	Ending Certificate Balance	1,188,846,645.19
Ending Actual Collateral Balance	1,188,846,645.21	1,188,846,645.21

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.02)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.02)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	0.00%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 10 of 32

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	1	2,535,000.00	0.21%	65	3.8400	NAP	Defeased	1	2,535,000.00	0.21%	65	3.8400	NAP
5,000,000 or less	20	57,200,361.05	4.81%	62	3.5242	2.425223	1.70 or less	17	205,015,116.15	17.24%	64	3.7263	1.047667
5,000,001 to 15,000,000	26	246,819,871.26	20.76%	65	3.3003	2.626175	1.71 to 2.10	9	119,345,875.78	10.04%	65	3.9770	1.954155
15,000,001 to 25,000,000	10	209,144,832.96	17.59%	64	3.1822	3.303307	2.11 to 2.50	9	151,878,064.47	12.78%	64	3.3939	2.380217
25,000,001 to 35,000,000	2	61,931,728.27	5.21%	63	3.1473	2.645541	2.51 to 3.50	17	410,341,448.81	34.52%	64	3.2328	3.044282
35,000,001 to 55,000,000	4	180,410,991.67	15.18%	64	3.5154	2.734358	3.51 to 4.50	7	156,356,140.00	13.15%	64	2.8749	4.109611
55,000,001 to 75,000,000	5	351,803,860.00	29.59%	65	3.1751	3.573932	4.51 or greater	9	143,375,000.00	12.06%	65	2.5850	6.354889
75,000,001 or greater	1	79,000,000.00	6.65%	65	3.4540	2.786600	Totals	69	1,188,846,645.21	100.00%	64	3.2893	3.045357
Totals	69	1,188,846,645.21	100.00%	64	3.2893	3.045357
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 32

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	1	2,535,000.00	0.21%	65	3.8400	NAP	Pennsylvania	2	1,842,450.00	0.15%	64	3.4650	2.499300
Alabama	2	2,176,608.00	0.18%	64	3.4650	2.499300	Tennessee	1	23,500,000.00	1.98%	65	2.6950	4.381200
Arizona	1	26,931,728.27	2.27%	64	3.5500	1.476100	Texas	5	47,875,000.00	4.03%	63	3.7908	2.569320
California	3	71,400,651.67	6.01%	64	3.9995	1.638511	Virginia	1	10,000,000.00	0.84%	65	3.6180	2.223600
Connecticut	6	10,226,864.00	0.86%	64	3.5396	2.079864	Washington	1	9,900,000.00	0.83%	66	3.6300	3.012700
Florida	4	166,245,875.78	13.98%	65	3.6856	2.116070	Wisconsin	1	2,575,576.00	0.22%	64	3.4650	2.499300
Georgia	4	6,067,496.00	0.51%	64	3.4650	2.499300	Wyoming	1	7,200,000.00	0.61%	65	3.1900	4.854300
Illinois	7	71,137,696.00	5.98%	63	3.0774	3.656360	Totals	96	1,188,846,645.21	100.00%	64	3.2893	3.045357
Indiana	1	1,434,961.00	0.12%	64	3.4650	2.499300
									Property Type³
Iowa	1	6,588,423.00	0.55%	64	3.4650	2.499300
Kentucky	4	44,100,000.00	3.71%	65	2.6467	5.212670		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Louisiana	2	31,550,000.00	2.65%	65	3.7618	2.439668		Properties	Balance	Agg. Bal.			DSCR¹
Maryland	2	19,100,000.00	1.61%	65	3.2435	3.690019	Defeased	1	2,535,000.00	0.21%	65	3.8400	NAP
Massachusetts	2	58,457,244.71	4.92%	63	2.8553	3.378612	Industrial	4	77,700,036.10	6.54%	64	3.4954	2.831048
Michigan	1	4,422,365.00	0.37%	64	3.4650	2.499300	Lodging	1	11,045,875.78	0.93%	65	4.3310	1.989100
Missouri	1	4,292,894.00	0.36%	64	3.4650	2.499300	Mixed Use	4	115,259,183.71	9.70%	64	3.4180	2.782014
Nevada	4	33,857,438.06	2.85%	64	3.3951	2.459135	Mobile Home Park	1	3,575,000.00	0.30%	65	4.0800	5.818000
New Hampshire	1	4,306,992.00	0.36%	64	3.4650	2.499300	Multi-Family	29	318,156,815.57	26.76%	65	2.9756	3.569404
New Jersey	2	77,749,931.00	6.54%	65	2.3765	7.243008	Office	10	254,489,494.96	21.41%	64	2.9913	3.260083
New Mexico	3	20,525,729.00	1.73%	65	3.0831	4.270854	Retail	35	308,347,717.94	25.94%	65	3.6799	2.277966
New York	24	314,173,223.57	26.43%	65	3.1174	2.559655	Self Storage	11	97,737,521.15	8.22%	63	3.3776	3.373986
North Carolina	1	21,700,000.00	1.83%	65	3.6360	1.920700	Totals	96	1,188,846,645.21	100.00%	64	3.2893	3.045357
Ohio	5	19,184,977.00	1.61%	64	3.4650	2.499300
Oklahoma	1	2,987,521.15	0.25%	4	5.3700	1.020100
Oregon	1	64,800,000.00	5.45%	64	3.5020	2.900800

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 12 of 32

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	2,535,000.00	0.21%	65	3.8400	NAP	Defeased	1	2,535,000.00	0.21%	65	3.8400	NAP
	2.9999% or less	23	458,548,011.84	38.57%	64	2.7109	4.182857	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.0000% to 3.4999%	21	312,455,425.50	26.28%	65	3.3562	2.733800	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	3.5000% or greater	24	415,308,207.87	34.93%	64	3.8743	2.023002	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	69	1,188,846,645.21	100.00%	64	3.2893	3.045357	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
								49 months or greater	68	1,186,311,645.21	99.79%	64	3.2881	3.045069
								Totals	69	1,188,846,645.21	100.00%	64	3.2893	3.045357
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 32

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	2,535,000.00	0.21%	65	3.8400	NAP	Defeased	1	2,535,000.00	0.21%	65	3.8400	NAP
	60 months or less	1	2,987,521.15	0.25%	4	5.3700	1.020100	Interest Only	46	952,551,683.71	80.12%	64	3.2065	3.329033
	61 months or greater	67	1,183,324,124.06	99.54%	64	3.2829	3.050181	270 months or less	1	5,762,605.10	0.48%	65	3.0440	3.156200
	Totals	69	1,188,846,645.21	100.00%	64	3.2893	3.045357	271 months to 360 months	19	220,260,613.39	18.53%	64	3.6573	1.928673
								361 months or greater	2	7,736,743.01	0.65%	64	3.0100	(0.216333)
								Totals	69	1,188,846,645.21	100.00%	64	3.2893	3.045357
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 14 of 32

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	1	2,535,000.00	0.21%	65	3.8400	NAP			No outstanding loans in this group
Underwriter's Information		3	60,915,323.71	5.12%	64	2.7733	4.059566
	12 months or less	58	1,092,704,424.44	91.91%	64	3.3269	3.063309
	13 months or greater	7	32,691,897.06	2.75%	65	2.9513	0.545067
	Totals	69	1,188,846,645.21	100.00%	64	3.2893	3.045357
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 15 of 32

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	310960639	OF	NewYork	NY	Actual/360	2.792%	162,388.12	0.00	0.00	N/A	01/09/32	--	67,543,860.00	67,543,860.00	08/09/26
1A	453121072				Actual/360	2.792%	102,072.53	0.00	0.00	N/A	01/09/32	--	42,456,140.00	42,456,140.00	08/09/26
2	310960396	RT	WestPalmBeach	FL	Actual/360	3.454%	234,967.94	0.00	0.00	N/A	01/11/32	--	79,000,000.00	79,000,000.00	08/11/26
3	211004381	MF	Hoboken	NJ	Actual/360	2.315%	149,510.42	0.00	0.00	N/A	01/01/32	--	75,000,000.00	75,000,000.00	08/01/26
4	211004363	Various Various		Various	Actual/360	3.465%	219,186.28	0.00	0.00	N/A	12/01/31	--	73,460,000.00	73,460,000.00	08/01/26
5	300802272	MF	FortMyers	FL	Actual/360	3.850%	235,384.72	0.00	0.00	N/A	01/01/32	--	71,000,000.00	71,000,000.00	08/01/26
6	310959783	IN	Wilsonville	OR	Actual/360	3.502%	195,411.60	0.00	0.00	N/A	12/11/31	--	64,800,000.00	64,800,000.00	08/11/26
7	326080007	MU	Cambridge	MA	Actual/360	2.792%	120,211.11	0.00	0.00	11/06/31	11/06/36	11/06/31	50,000,000.00	50,000,000.00	08/06/26
7A	326080107				Actual/360	2.792%	7,114.54	0.00	0.00	11/06/31	11/06/36	11/06/31	2,959,183.71	2,959,183.71	08/06/26
8	211003609	RT	SanLuisObispo	CA	Actual/360	4.360%	167,145.85	64,610.58	0.00	N/A	12/01/31	--	44,519,462.25	44,454,851.67	08/01/26
9	2061091	MU	NewYork	NY	Actual/360	4.190%	156,950.42	0.00	0.00	N/A	12/01/31	--	43,500,000.00	43,500,000.00	08/01/26
10	300802273	OF	Chicago	IL	Actual/360	2.719%	53,841.40	0.00	0.00	N/A	10/01/31	--	23,000,000.00	23,000,000.00	08/01/26
10A	300802248				Actual/360	2.719%	36,284.42	0.00	0.00	N/A	10/01/31	--	15,500,000.00	15,500,000.00	08/01/26
11	453012519	OF	NewYork	NY	Actual/360	2.837%	85,519.10	0.00	0.00	N/A	11/05/31	--	35,000,000.00	35,000,000.00	08/05/26
12	326080012	RT	Phoenix	AZ	Actual/360	3.550%	82,468.63	45,741.08	0.00	N/A	12/01/31	--	26,977,469.35	26,931,728.27	08/01/26
13	310948301	OF	LasVegas	NV	Actual/360	3.404%	71,793.95	48,005.87	0.00	N/A	12/11/31	--	24,492,838.83	24,444,832.96	08/11/26
14	310959969	OF	TheWoodlands	TX	Actual/360	3.827%	82,386.81	0.00	0.00	N/A	10/11/31	--	25,000,000.00	25,000,000.00	08/11/26
15	211004099	MF	Georgetown	KY	Actual/360	2.615%	56,295.14	0.00	0.00	N/A	01/01/32	--	25,000,000.00	25,000,000.00	08/01/26
16	211004105	MF	Knoxville	TN	Actual/360	2.695%	54,536.32	0.00	0.00	N/A	01/01/32	--	23,500,000.00	23,500,000.00	08/01/26
17	310959431	RT	WinstonSalem	NC	Actual/360	3.636%	67,942.70	0.00	0.00	N/A	01/11/32	--	21,700,000.00	21,700,000.00	08/11/26
18	211004256	RT	BatonRouge	LA	Actual/360	4.230%	72,485.75	0.00	0.00	N/A	01/01/32	--	19,900,000.00	19,900,000.00	08/01/26
19	300802270	MF	Brooklyn	NY	Actual/360	3.170%	43,675.56	0.00	0.00	N/A	01/01/32	--	16,000,000.00	16,000,000.00	08/01/26
20	211004102	MF	Lexington	KY	Actual/360	2.615%	34,002.26	0.00	0.00	N/A	01/01/32	--	15,100,000.00	15,100,000.00	08/01/26
21	470130010	MF	NewYork	NY	Actual/360	2.850%	36,424.22	25,609.39	0.00	N/A	01/01/32	--	14,841,786.18	14,816,176.79	08/01/26
22	410959895	RT	Selma	CA	Actual/360	3.528%	44,736.98	0.00	0.00	N/A	01/11/32	--	14,725,800.00	14,725,800.00	08/11/26
23	300802271	RT	MortonGrove	IL	Actual/360	3.265%	40,767.15	0.00	0.00	N/A	01/01/32	--	14,500,000.00	14,500,000.00	08/01/26
24	211004293	MU	Brooklyn	NY	Actual/360	3.305%	40,982.00	0.00	0.00	N/A	02/01/32	--	14,400,000.00	14,400,000.00	08/01/26
25	470128820	MF	NewYork	NY	Actual/360	2.900%	31,508.35	26,763.85	0.00	N/A	01/01/32	--	12,617,358.81	12,590,594.96	08/01/26

© 2021 Computershare. All rights reserved. Confidential.															Page 16 of 32

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
26	410958620	OF	ChulaVista	CA	Actual/360	3.256%	34,262.16	0.00	0.00	N/A	12/11/31	--	12,220,000.00	12,220,000.00	08/11/26
27	310959014	LO	Dunedin	FL	Actual/360	4.331%	41,263.68	18,339.53	0.00	N/A	01/11/32	--	11,064,215.31	11,045,875.78	08/11/26
28	610960183	SS	Elmwood	LA	Actual/360	2.962%	29,714.62	0.00	0.00	N/A	01/11/32	--	11,650,000.00	11,650,000.00	08/11/26
29	470129420	MF	NewYork	NY	Actual/360	2.890%	27,374.72	0.00	0.00	N/A	01/01/32	--	11,000,000.00	11,000,000.00	08/01/26
30	610959919	SS	Albuquerque	NM	Actual/360	2.886%	27,336.83	0.00	0.00	N/A	01/11/32	--	11,000,000.00	11,000,000.00	08/11/26
31	410959545	SS	NewBraunfels	TX	Actual/360	3.386%	29,157.22	0.00	0.00	N/A	12/11/31	--	10,000,000.00	10,000,000.00	08/11/26
32	600960200	SS	Roanoke	VA	Actual/360	3.618%	31,155.00	0.00	0.00	N/A	01/11/32	--	10,000,000.00	10,000,000.00	08/11/26
33	211004338	SS	BattleGround	WA	Actual/360	3.630%	30,945.75	0.00	0.00	N/A	02/01/32	--	9,900,000.00	9,900,000.00	08/01/26
34	610960185	SS	MiddleRiver	MD	Actual/360	3.243%	26,808.80	0.00	0.00	N/A	01/11/32	--	9,600,000.00	9,600,000.00	08/11/26
35	610960175	SS	Gaithersburg	MD	Actual/360	3.244%	26,537.72	0.00	0.00	N/A	01/11/32	--	9,500,000.00	9,500,000.00	08/11/26
36	610960026	SS	Albuquerque	NM	Actual/360	3.290%	23,797.67	0.00	0.00	N/A	01/11/32	--	8,400,000.00	8,400,000.00	08/11/26
37	410957911	SS	Elmhurst	IL	Actual/360	3.905%	25,219.79	0.00	0.00	N/A	11/11/31	--	7,500,000.00	7,500,000.00	08/11/26
38	470129910	MF	NewYork	NY	Actual/360	3.180%	19,716.00	0.00	0.00	N/A	01/01/32	--	7,200,000.00	7,200,000.00	08/01/26
39	211004761	SS	Jackson	WY	Actual/360	3.190%	19,778.00	0.00	0.00	N/A	01/01/32	--	7,200,000.00	7,200,000.00	08/01/26
40	300802274	IN	LasVegas	NV	Actual/360	3.044%	15,167.48	23,808.72	0.00	N/A	01/01/32	--	5,786,413.82	5,762,605.10	08/01/26
41	211003510	MF	Various	CT	Actual/360	3.590%	18,857.47	0.00	0.00	N/A	12/01/31	--	6,100,000.00	6,100,000.00	08/01/26
42	326080042	RT	Dickinson	TX	Actual/360	3.925%	20,448.16	0.00	0.00	N/A	12/01/31	--	6,050,000.00	6,050,000.00	08/01/26
43	211004435	OF	NewYork	NY	Actual/360	3.330%	17,205.00	0.00	0.00	N/A	01/01/32	--	6,000,000.00	6,000,000.00	08/01/26
44	470129870	MF	NewYork	NY	Actual/360	2.860%	13,086.30	11,345.08	0.00	N/A	01/01/32	--	5,313,633.72	5,302,288.64	08/01/26
45	470129320	MF	NewYork	NY	Actual/360	3.020%	13,426.29	6,326.30	0.00	N/A	12/01/31	--	5,162,856.29	5,156,529.99	08/01/26
46	410958713	RT	Orlando	FL	Actual/360	3.590%	16,075.22	0.00	0.00	N/A	01/11/32	--	5,200,000.00	5,200,000.00	08/11/26
47	470129800	MF	NewYork	NY	Actual/360	2.890%	11,447.61	0.00	0.00	N/A	01/01/32	--	4,600,000.00	4,600,000.00	08/01/26
48	211004260	MU	NewYork	NY	Actual/360	3.690%	13,981.00	0.00	0.00	N/A	01/01/32	--	4,400,000.00	4,400,000.00	08/01/26
49	211003827	IN	Schaumburg	IL	Actual/360	3.640%	13,752.38	0.00	0.00	N/A	01/01/32	--	4,387,500.00	4,387,500.00	08/01/26
50	211003490	MF	Reno	NV	Actual/360	3.890%	12,226.49	0.00	0.00	N/A	12/01/31	--	3,650,000.00	3,650,000.00	08/01/26
51	211004397	MH	Elmendorf	TX	Actual/360	4.080%	12,560.17	0.00	0.00	N/A	01/01/32	--	3,575,000.00	3,575,000.00	08/01/26
52	470129730	MF	NewYork	NY	Actual/360	2.930%	7,457.63	6,239.10	0.00	N/A	01/01/32	--	2,955,793.82	2,949,554.72	08/01/26
53	211003577	RT	Corsicana	TX	Actual/360	4.190%	11,726.18	0.00	0.00	N/A	01/01/32	--	3,250,000.00	3,250,000.00	08/01/26

© 2021 Computershare. All rights reserved. Confidential.															Page 17 of 32

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
54	211003010	SS	Owasso	OK	Actual/360	5.370%	13,831.07	3,518.38	0.00	N/A	12/01/26	--	2,991,039.53	2,987,521.15	08/01/26
55	470129530	MF	NewYork	NY	Actual/360	2.950%	7,620.83	0.00	0.00	N/A	01/01/32	--	3,000,000.00	3,000,000.00	08/01/26
56	211004331	IN	Orange	NJ	Actual/360	4.055%	9,618.98	4,798.77	0.00	N/A	01/01/32	--	2,754,729.77	2,749,931.00	08/01/26
57	470129300	MF	WhitePlains	NY	Actual/360	3.120%	7,033.95	5,381.05	0.00	N/A	12/01/31	--	2,618,096.78	2,612,715.73	08/01/26
58	470129580	MF	LittleNeck	NY	Actual/360	2.990%	6,651.51	3,177.22	0.00	N/A	01/01/32	--	2,583,390.24	2,580,213.02	08/01/26
59	211004723	RT	Montgomery	AL	Actual/360	3.840%	8,382.40	0.00	0.00	N/A	01/01/32	--	2,535,000.00	2,535,000.00	08/01/26
60	211003840	RT	Oceanside	NY	Actual/360	4.390%	9,450.69	0.00	0.00	N/A	01/01/32	--	2,500,000.00	2,500,000.00	08/01/26
61	470129440	MF	NewYork	NY	Actual/360	3.220%	6,238.75	0.00	0.00	N/A	01/01/32	--	2,250,000.00	2,250,000.00	08/01/26
62	470129460	MF	NewYork	NY	Actual/360	3.060%	5,000.69	3,921.09	0.00	N/A	01/01/32	--	1,897,796.27	1,893,875.18	08/01/26
63	211004107	MF	Lexington	KY	Actual/360	2.965%	5,106.39	0.00	0.00	N/A	01/01/32	--	2,000,000.00	2,000,000.00	08/01/26
64	211004109	MF	Lexington	KY	Actual/360	2.965%	5,106.39	0.00	0.00	N/A	01/01/32	--	2,000,000.00	2,000,000.00	08/01/26
65	470129770	MF	NewYork	NY	Actual/360	3.150%	4,068.75	0.00	0.00	N/A	01/01/32	--	1,500,000.00	1,500,000.00	08/01/26
66	470129750	MF	Freeport	NY	Actual/360	3.150%	3,682.57	2,763.48	0.00	N/A	01/01/32	--	1,357,630.02	1,354,866.54	08/01/26
Totals							3,368,272.58	300,349.49	0.00				1,189,146,994.70	1,188,846,645.21
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 18 of 32

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	101,205,084.00	24,593,328.79	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
1A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	7,487,509.67	1,958,906.96	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
3	20,534,331.40	16,505,762.37	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
4	6,664,581.00	1,671,038.00	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
5	3,853,349.50	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	6,539,169.58	1,707,955.87	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
7	80,093,084.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	4,359,177.77	753,309.06	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
9	3,726,718.97	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	38,390,130.00	10,213,936.00	07/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
10A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	48,949,230.23	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	2,662,117.41	615,480.04	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
13	2,872,075.17	890,929.88	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
14	26,062,327.38	6,798,667.48	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
15	3,345,336.31	1,576,616.40	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
16	3,233,472.76	709,441.47	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
17	2,110,046.73	844,677.81	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,897,009.30	866,979.47	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,234,444.19	1,041,995.28	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
20	2,353,356.41	578,137.34	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
21	916,442.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,742,284.95	888,733.00	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,799,171.35	584,044.26	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,295,275.56	344,620.54	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
25	483,484.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 32

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
26	902,861.17	457,490.56	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,602,251.97	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,175,628.41	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	159,394.80	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,617,740.27	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	870,320.69	455,852.81	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
32	808,626.54	203,094.98	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
33	984,324.00	553,768.66	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1,045,613.28	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	1,286,928.04	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	1,017,944.54	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	787,812.70	381,435.03	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
38	475,289.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	1,101,103.30	567,612.85	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
40	1,476,735.70	381,635.25	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
41	479,046.80	216,226.23	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
42	558,336.58	19,930.88	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
43	619,983.26	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
44	169,480.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
45	(209,732.68)	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
46	472,176.87	117,279.41	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
47	120,785.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
48	363,480.72	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
49	375,123.21	190,699.11	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
50	327,560.83	144,327.98	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
51	823,047.38	435,413.77	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
52	406,623.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
53	334,323.01	157,857.71	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 20 of 32

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
54	247,961.72	55,696.50	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
55	157,319.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
56	341,576.55	149,181.99	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
57	103,340.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
58	131,635.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
59	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
60	419,456.00	139,819.00	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
61	114,518.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
62	172,030.64	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
63	432,344.08	100,339.46	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
64	390,401.13	209,280.19	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
65	(42,204.00)	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
66	92,833.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	396,523,229.15	78,081,502.39				0.00	0.00	0.00	0.00	0.00	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.289303%	3.267854%	64
07/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.289368%	3.267914%	65
06/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.289439%	3.267981%	66
05/15/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.289504%	3.268040%	67
04/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.289574%	3.268106%	68
03/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.289638%	3.268165%	69
02/18/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.289721%	3.268243%	70
01/16/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.289784%	3.268301%	71
12/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.289856%	3.268370%	72
11/18/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.289934%	3.268446%	73
10/20/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.290005%	3.268514%	74
09/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.290083%	3.268589%	75
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
No delinquent loans this period
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification	6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure	7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy	8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension	9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale	98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		2,987,521	2,987,521	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		1,185,859,124	1,185,859,124	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	1,188,846,645	1,188,846,645	0	0	0	0
Jul-26	1,189,146,995	1,189,146,995	0	0	0	0
Jun-26	1,189,463,360	1,189,463,360	0	0	0	0
May-26	1,189,761,829	1,189,761,829	0	0	0	0
Apr-26	1,190,076,381	1,190,076,381	0	0	0	0
Mar-26	1,190,372,981	1,190,372,981	0	0	0	0
Feb-26	1,190,719,841	1,190,719,841	0	0	0	0
Jan-26	1,191,014,475	1,191,014,475	0	0	0	0
Dec-25	1,191,283,053	1,191,283,053	0	0	0	0
Nov-25	1,191,566,753	1,191,566,753	0	0	0	0
Oct-25	1,191,833,617	1,191,833,617	0	0	0	0
Sep-25	1,192,115,664	1,192,115,664	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 25 of 32

Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 27 of 32

Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	48.64	0.00	0.00	0.00
Total	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	48.64	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total			48.64

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 32 of 32